Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

In 2016, the Company changed the method used to estimate the service and interest cost components of net periodic pension and postretirement benefits cost. The new method uses the spot yield curve approach to estimate the service and interest cost by applying the specific spot rates along the yield curve used to determine the benefit plan obligations to relevant projected cash outflows. Previously, the service and interest cost components were determined using a single weighted-average discount rate. The change does not affect the measurement of the total benefit plan obligation. The spot yield curve approach provides a more precise measure of service and interest cost by improving the correlation between the projected benefit cash flows and the discrete spot yield curve rates. The company accounted for this change as a change in estimate prospectively beginning in 2016.

Pensions. The Company sponsors various pension plans covering certain U.S. and non-U.S. employees, and participates in certain multi-employer pension plans. The benefits under the Company plans are based primarily on years of service and either the employees’ remuneration near retirement or a fixed dollar multiple.

A measurement date of December 31 was used for all plans presented below.

The components of pension expense were as follows:

U.S. Plans	2017	2016	2015
Service cost	$14	$14	$14
Interest cost	50	50	63
Expected return on plan assets	(83)	(91)	(100)
Settlements	—	14	2
Amortization of actuarial loss	52	50	50
Amortization of prior service cost	1	1	—
Net periodic cost	$34	$38	$29

Non-U.S. Plans	2017	2016	2015
Service cost	$22	$21	$24
Interest cost	75	101	127
Expected return on plan assets	(146)	(157)	(172)
Curtailments	(3)	—	—
Amortization of actuarial loss	42	50	55
Amortization of prior service credit	(11)	(12)	(13)
Net periodic benefit / (cost)	$(21)	$3	$21

Additional pension expense of $5 was recognized in each of 2017, 2016 and 2015 for multi-employer plans.

The projected benefit obligations, accumulated benefit obligations, plan assets and funded status of the Company's U.S. and non-U.S. plans were as follows:

	U.S. Plans		Non-U.S. Plans
	2017	2016	2017	2016
Projected Benefit Obligations
Benefit obligations at January 1	$1,482	$1,501	$3,283	$3,493
Service cost	14	14	22	21
Interest cost	50	50	75	101
Plan participants’ contributions	—	—	3	3
Amendments	4	3	—	—
Settlements	—	(39)	(7)	—
Actuarial loss	51	54	39	382
Benefits paid	(102)	(101)	(214)	(172)
Foreign currency translation	—	—	306	(545)
Benefit obligations at December 31	$1,499	$1,482	$3,507	$3,283
Plan Assets
Fair value of plan assets at January 1	$1,156	$1,190	$3,152	$3,169
Actual return on plan assets	162	65	134	611
Employer contributions	4	41	290	62
Plan participants’ contributions	—	—	3	3
Settlements	—	(39)	(7)	—
Benefits paid	(102)	(101)	(214)	(172)
Foreign currency translation	—	—	307	(521)
Fair value of plan assets at December 31	$1,220	$1,156	$3,665	$3,152

Funded Status	$(279)	$(326)	$158	$(131)

Accumulated benefit obligations at December 31	$1,445	$1,446	$3,418	$3,191

Information for pension plans with accumulated benefit obligations in excess of plan assets was as follows:

U.S. Plans	2017	2016
Projected benefit obligations	$1,499	$1,482
Accumulated benefit obligations	1,445	1,446
Fair value of plan assets	1,220	1,156

Non-U.S. Plans	2017	2016
Projected benefit obligations	$247	$224
Accumulated benefit obligations	223	200
Fair value of plan assets	94	85

The Company’s investment strategy in its U.S. plan is designed to generate returns that are consistent with providing benefits to plan participants within the risk tolerance of the plan. Asset allocation is the primary determinant of return levels and investment risk exposure. The assets of the plan are broadly diversified in terms of securities and security types in order to limit the potential of large losses from any one security.

The strategic ranges for asset allocation in the U.S. plan are as follows:

U.S. equities	38%	to	48%
International equities	12%	to	18%
Fixed income	15%	to	25%
Balanced funds	12%	to	18%
Real estate	5%	to	10%

The Company’s investment strategy in its U.K. plan, the largest non-U.S. plan, is designed to achieve a funding level of 100% within the next 9 years by targeting an expected return of 2.0% annually in excess of the expected growth in the liabilities. The Company seeks to achieve this return with a risk level commensurate with a 5% chance of the funding level falling between 4% and 7% in any one year. The strategic ranges for asset allocation in the U.K. plan are as follows:

Investment grade credit	30%	to	90%
Equities	0%	to	30%
Hedge funds	0%	to	10%
Real estate	0%	to	5%
Private equity	0%	to	15%
Alternative credit	0%	to	20%
Other	0%	to	15%

Pension assets are classified into three levels. Level 1 asset values are derived from quoted prices which are available in active markets as of the report date. Level 2 asset values are derived from other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the report date. Level 3 asset values are derived from unobservable pricing inputs that are not corroborated by market data or other objective sources.

Level 1 Investments

Equity securities are valued at the latest quoted prices taken from the primary exchange on which the security trades. Mutual funds are valued at the net asset value (NAV) of shares held at year-end.

Level 2 Investments

Fixed income securities, including government issued debt, corporate debt, asset-backed and structured debt securities are valued using the latest bid prices or valuations based on a matrix system (which considers such factors as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data including market research publications. Derivatives, which consist mainly of interest rate swaps, are valued using a discounted cash flow pricing model based on observable market data.

Level 3 Investments

Hedge funds and private equity funds are valued at the NAV at year-end. The values assigned to private equity funds are based upon assessments of each underlying investment, incorporating valuations that consider the evaluation of financing and sale transactions with third parties, expected cash flows and market-based information, including comparable transactions, and performance multiples among other factors. Real estate investments are based on third party appraisals.

Investments Measured Using NAV per Share Practical Expedient

The investment funds’ portfolio invested in the following: Global Equity, that invests in equity securities of various market sectors including industrial materials, consumer discretionary goods and services, financial infrastructure, technology, and health care; Emerging Markets that invest in equity markets within financial services, consumer goods and services, energy, and technology; and Fixed Income.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurements at the reporting date.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and their placement within the fair value hierarchy.
The levels assigned to the defined benefit plan assets as of December 31, 2017 and 2016 are summarized in the tables below:

	2017
	U.S. plan assets	Non-U.S. plan assets	Total
Level 1
Cash and cash equivalents	$13	$304	$317
Global large cap equity	—	34	34
U.S. large cap equity	82	32	114
Global mid/small cap equity	—	10	10
U.S. mid/small cap equity	247	32	279
Mutual funds – global equity	175	—	175
Mutual funds – U.S. equity	225	—	225
Mutual funds – fixed income	93	—	93
	835	412	1,247
Level 2
Government issued debt securities	50	556	606
Corporate debt securities	76	4	80
Asset backed securities	9	—	9
Structured debt	—	904	904
Insurance contracts	—	18	18
Derivatives	—	136	136
Investment funds – fixed income	3	482	485
Investment funds – global equity	—	132	132
	138	2,232	2,370
Level 3
Investment funds – real estate	94	64	158
Hedge funds	—	189	189
Private equity	15	132	147
Real estate – direct	18	6	24
	127	391	518

Total assets in fair value hierarchy	1,100	3,035	4,135

Investments measured at NAV Practical Expedient (a)
Investment funds – fixed income	76	123	199
Investment funds – global equity	19	183	202
Investment funds – emerging markets	24	—	24
Hedge funds	—	251	251
Investment funds – real estate	—	68	68
	119	625	744
Total investments at fair value	$1,219	$3,660	$4,879

	2016
	U.S. plan assets	Non-U.S. plan assets	Total
Level 1
Cash and cash equivalents	$15	$83	$98
Global large cap equity	—	14	14
U.S. large cap equity	60	6	66
Global mid/small cap equity	—	5	5
U.S. mid/small cap equity	238	24	262
Mutual funds – global equity	149	2	151
Mutual funds – U.S. equity	214	—	214
Mutual funds – fixed income	92	—	92
	768	134	902
Level 2
Government issued debt securities	49	514	563
Corporate debt securities	75	61	136
Asset backed securities	11	2	13
Structured debt	—	695	695
Insurance contracts	—	16	16
Derivatives	—	98	98
Investment funds – fixed income	2	496	498
Investment funds – global equity	—	82	82
	137	1,964	2,101
Level 3
Investment funds – real estate	85	47	132
Hedge funds	—	207	207
Private equity	22	193	215
Real estate – direct	17	5	22
	124	452	576

Total assets in fair value hierarchy	1,029	2,550	3,579

Investments measured at NAV Practical Expedient (a)
Investment funds – fixed income	77	110	187
Investment funds – global equity	26	243	269
Investment funds – emerging markets	23	—	23
Hedge funds	—	186	186
Investment funds – real estate	—	57	57
	126	596	722
Total investments at fair value	$1,155	$3,146	$4,301

(a) In accordance with ASU No. 2015-07, certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy.

Accrued income excluded from the tables above was as follows:

	2017	2016
U.S. plan assets	$1	$1
Non-U.S. plan assets	5	6

Plan assets include $189 and $177 of the Company’s common stock at December 31, 2017 and 2016.
The following tables reconcile the beginning and ending balances of plan assets measured using significant unobservable inputs (Level 3).

	Hedge funds	Private equity	Real estate	Total
Balance at January 1, 2016	$225	$281	$136	$642
Foreign currency translation	(37)	(42)	(4)	(83)
Asset returns – assets held at reporting date	24	2	10	36
Asset returns – assets sold during the period	1	36	—	37
Purchases, sales and settlements, net	(6)	(62)	12	(56)
Balance at December 31, 2016	207	215	154	576
Foreign currency translation	20	19	5	44
Asset returns – assets held at reporting date	(38)	(57)	7	(88)
Asset returns – assets sold during the period	32	53	—	85
Purchases, sales and settlements, net	(32)	(83)	16	(99)
Balance at December 31, 2017	$189	$147	$182	$518

The following table presents additional information about the pension plan assets valued using net asset value as a practical expedient:

	Fair Value	Redemption Frequency	Redemption Notice Period
Balance at December 31, 2017
Investment funds – fixed income	$199	Daily	1 day
Investment funds – global equity	202	Monthly	1 - 30 days
Investment funds – emerging markets	24	Daily	30 days
Hedge funds	251	Monthly	3 - 45 days
Investment funds – real estate	68	Weekly	2 days

Balance at December 31, 2016
Investment funds – fixed income	$187	Daily	1 - 15 days
Investment funds – global equity	269	Monthly	1 - 30 days
Investment funds – emerging markets	23	Daily	30 days
Hedge funds	186	Monthly	5 - 45 days
Investment funds – real estate	57	Weekly	2 days

The pension plan assets valued using net asset value as a practical expedient do not have any unfunded commitments.

Pension assets and liabilities included in the Consolidated Balance Sheets were:

	2017	2016
Non-current assets	$313	$14
Current liabilities	6	8
Non-current liabilities	434	469

The Company’s current liability at December 31, 2017, represents the expected required payments to be made for unfunded plans over the next twelve months. Total estimated 2017 employer contributions are $18 for the Company’s pension plans.

Changes in the net loss and prior service credit for the Company’s pension plans were:

	2017		2016		2015
	Net loss	Prior service	Net loss	Prior service	Net loss	Prior service
Balance at January 1	$2,032	$(32)	$2,320	$(54)	$2,423	$(71)
Reclassification to net periodic benefit cost	(95)	14	(114)	11	(105)	13
Current year loss/(gain)	21	—	13	—	95	—
Amendments	—	4	—	3	—	—
Foreign currency translation	99	(2)	(187)	8	(93)	4
Balance at December 31	$2,057	$(16)	$2,032	$(32)	$2,320	$(54)

The estimated portions of the net losses and net prior service that are expected to be recognized as components of net periodic benefit cost / (credit) in 2018 are $93 and $(10).

Expected future benefit payments as of December 31, 2017 are:

	U.S. plans	Non-U.S. plans
2018	$102	$161
2019	107	164
2020	107	167
2021	98	166
2022	100	168
2023 - 2027	491	846

The weighted average actuarial assumptions used to calculate the benefit obligations at December 31 were:

U.S. Plans	2017	2016	2015
Discount rate	3.7%	4.2%	4.4%
Compensation increase	4.7%	4.6%	4.6%

Non-U.S. Plans	2017	2016	2015
Discount rate	2.5%	2.7%	3.7%
Compensation increase	3.2%	3.3%	2.9%

The weighted average actuarial assumptions used to calculate pension expense for each year were:

U.S. Plans	2017	2016	2015
Discount rate - service cost	4.7%	4.9%	4.0%
Discount rate - interest cost	3.4%	3.5%	4.0%
Compensation increase	4.6%	4.6%	4.6%
Long-term rate of return	7.5%	8.0%	8.0%

Non-U.S. Plans	2017	2016	2015
Discount rate - service cost	2.8%	3.9%	3.4%
Discount rate - interest cost	2.3%	3.2%	3.4%
Compensation increase	3.3%	2.9%	2.7%
Long-term rate of return	4.5%	5.4%	5.2%

The expected long-term rates of return are determined at each measurement date based on a review of the actual plan assets, the target allocation, and the historical returns of the capital markets.
The U.S. plan’s 2017 assumed asset rate of return was based on a calculation using underlying assumed rates of return of 9.2% for equity securities and alternative investments, 4.2% for debt securities and 5.0% for real estate. The rate of return used for equity securities and alternative investments was based on the total return of the S&P 500 for the 25 year period ended December 31, 2016. The Company believes that the equity securities included in the S&P 500 are representative of the equity securities and alternative investments held by its U.S. plan, and that this period provides a sufficient time horizon as a basis for estimating future returns. The rate of return used for debt securities is consistent with the U.S. plan discount rate and the return on AA corporate bonds with duration equal to the plan’s liabilities. The underlying debt securities in the plan are primarily invested in various corporate and government agency securities and are benchmarked against returns on AA corporate bonds.

The U.K. plan’s 2017 assumed asset rate of return was based on a calculation using underlying assumed rates of return of 8.5% for equity securities and alternative investments, 2.5% for debt securities and 5.0% for real estate. The assumed rate of return for equity securities and alternative investments represents the weighted average 25 year return of equity securities in the related markets. The Company believes that the equity securities included in the related market indexes are representative of the equity securities and alternative investments held by its U.K. plan, and that this period provides a sufficient time horizon as a basis for estimating future returns.

 Other Postretirement Benefit Plans. The Company sponsors unfunded plans to provide health care and life insurance benefits to certain pensioners and survivors. Generally, the medical plans pay a stated percentage of medical expenses reduced by deductibles and other coverages. Life insurance benefits are generally provided by insurance contracts. The Company reserves the right, subject to existing agreements, to change, modify or discontinue the plans. A measurement date of December 31 was used for the plans presented below.

The components of net postretirement benefits cost were as follows:

Other Postretirement Benefits	2017	2016	2015
Service cost	$—	$—	$1
Interest cost	6	6	7
Amortization of prior service credit	(40)	(41)	(37)
Amortization of actuarial loss	4	5	4
Net periodic benefit credit	$(30)	$(30)	$(25)

Changes in the benefit obligations were:

	2017	2016
Benefit obligations at January 1	$167	$171
Service cost	—	—
Interest cost	6	6
Actuarial loss	4	7
Benefits paid	(13)	(15)
Foreign currency translation	4	(2)
Benefit obligations at December 31	$168	$167

Changes in the net loss and prior service credit for the Company’s postretirement benefit plans were:

	2017		2016		2015
	Net loss	Prior service	Net loss	Prior service	Net loss	Prior service
Balance at January 1	$49	$(182)	$47	$(225)	$69	$(211)
Reclassification to net periodic benefit cost	(4)	40	(5)	41	(4)	37
Current year loss	4	—	7	—	(18)	—
Amendments	—	—	—	—	—	(51)
Foreign currency translation	—	—	—	2	—	—
Balance at December 31	$49	$(142)	$49	$(182)	$47	$(225)

The estimated portions of the net losses and prior service credits that are expected to be recognized as components of net periodic benefit cost/(credit) in 2017 are $4 and $(37).

Expected future benefit payments are as follows:

Benefit Payments
2018	$14
2019	14
2020	14
2021	13
2022	13
2023 - 2027	56

The assumed health care cost trend rates at December 31, 2017 were as follows:

Health care cost trend rate assumed for 2018	4.6%
Rate that the cost trend rate gradually declines to	3.8%
Year that the rate reaches the rate it is assumed to remain	2035

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One percentage point
	Increase	Decrease
Effect on total service and interest cost	$1	$1
Effect on postretirement benefit obligation	$7	$6

Weighted average discount rates used to calculate the benefit obligations at the end of each year and the cost for each year are presented below.

	2017	2016	2015
Benefit obligations	3.8%	4.0%	3.9%
Service cost	5.0%	4.9%	4.0%
Interest cost	3.5%	3.6%	4.0%

Employee Savings Plan. The Company sponsors a Savings Investment Plan which covers substantially all U.S. salaried employees who are at least 21 years of age. The Company matches up to 50% of 3% of a participant’s compensation and the total Company contributions were $2 in each of the last three years.

Employee Stock Purchase Plan. The Company sponsors an Employee Stock Purchase Plan which covers all U.S. employees with one or more years of service who are non-officers and non-highly compensated as defined by the Internal Revenue Code. Eligible participants contribute 85% of the quarter-ending market price towards the purchase of each common share. The Company’s contribution is equivalent to 15% of the quarter-ending market price. Total shares purchased under the plan in 2017 and 2016 were 25,511 and 26,299 and the Company’s contributions were less than $1 in both years.